Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,899,455.80

Principal:
Principal Collections	$14,332,445.42
Prepayments in Full	$8,478,154.47
Liquidation Proceeds	$496,267.98
Recoveries	$83,582.64
Sub Total	$23,390,450.51
Collections	$25,289,906.31

Purchase Amounts:
Purchase Amounts Related to Principal	$434,368.87
Purchase Amounts Related to Interest	$2,956.37
Sub Total	$437,325.24

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,727,231.55

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	23
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$25,727,231.55
Servicing Fee	$425,490.56	$425,490.56	$0.00	$0.00	$25,301,740.99
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,301,740.99
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$25,301,740.99
Interest - Class A-3 Notes	$160,408.01	$160,408.01	$0.00	$0.00	$25,141,332.98
Interest - Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$24,877,346.73
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,877,346.73
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$24,811,024.06
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,811,024.06
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$24,762,357.56
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,762,357.56
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$24,702,731.81
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,702,731.81
Regular Principal Payment	$21,922,702.84	$21,922,702.84	$0.00	$0.00	$2,780,028.97
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,780,028.97
Residuel Released to Depositor	$0.00	$2,780,028.97	$0.00	$0.00	$0.00
Total		$25,727,231.55

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$21,922,702.84
Total					$21,922,702.84
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,922,702.84	$65.38	$160,408.01	$0.48	$22,083,110.85	$65.86
Class A-4 Notes	$0.00	$0.00	$263,986.25	$1.38	$263,986.25	$1.38
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$21,922,702.84	$19.28	$599,009.18	$0.53	$22,521,712.02	$19.81

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$198,442,895.73	0.5918368	$176,520,192.89	0.5264545
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$468,452,895.73	0.4119680	$446,530,192.89	0.3926887

Pool Information
Weighted Average APR	4.488%	4.488%
Weighted Average Remaining Term	38.39	37.59
Number of Receivables Outstanding	32,325	31,561
Pool Balance	$510,588,672.66	$486,542,559.97
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$468,452,895.73	$446,530,192.89
Pool Factor	0.4188338	0.3991089

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$40,012,367.08
Targeted Overcollateralization Amount	$40,012,367.08
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$40,012,367.08

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	23

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		73	$304,875.95
(Recoveries)		98	$83,582.64
Net Losses for Current Collection Period			$221,293.31
Cumulative Net Losses Last Collection Period			$5,364,718.26
Cumulative Net Losses for all Collection Periods			$5,586,011.57

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.52%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.21%	594	$10,757,796.62
61-90 Days Delinquent	0.25%	63	$1,229,512.95
91-120 Days Delinquent	0.07%	18	$336,806.56
Over 120 Days Delinquent	0.14%	38	$676,794.99
Total Delinquent Receivables	2.67%	713	$13,000,911.12

Repossession Inventory:
Repossessed in the Current Collection Period		26	$527,720.30
Total Repossessed Inventory		34	$713,754.53

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6116%
Preceding Collection Period			0.5358%
Current Collection Period			0.5326%
Three Month Average			0.5600%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2836%
Preceding Collection Period			0.3465%
Current Collection Period			0.3770%
Three Month Average			0.3357%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer